Shareholders' Equity Shareholders' Rights Plan Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Nov. 04, 2002
Preferred share purchase right, Shares		1
Beneficial ownership	15.00%
Right Exercise Price	$ 160
Percentage threshold of the assets of any person or group that becomes an acquiring person	50.00%
Percentage of ownership of common shares	50.00%
Number of rights	$ 1
Right per unit price	$ 0.01